As filed with the Securities and Exchange Commission on February 17, 2006

Securities Act Registration No. 333-129767
Investment Company Registration No. 811-21835

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. 3
Post-Effective Amendment No.
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 3

BlackRock Long-Term Municipal Advantage Trust

(Exact Name of Registrant As Specified In Declaration of Trust)

100 Bellevue Parkway
Wilmington, Delaware 19809

(Address of Principal Executive Offices)

(800) 882-0052

(Registrant's Telephone Number, Including Area Code)

Robert S. Kapito, President
BlackRock Long-Term Municipal Advantage Trust
40 East 52nd Street
New York, New York 10022

(Name and Address of Agent for Service)

Copies to:

Michael K. Hoffman, Esq. Skadden, Arps, Slate, Meagher & Flom LLP Four Times Square New York, New York 10036	Leonard B. Mackey, Jr., Esq. Clifford Chance US LLP 31 West 52nd Street New York, NY 10019

Approximate Date of Proposed Public Offering:    As soon as practicable after the effective date of this Registration Statement.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee
Common Shares, $.001 par value	100,000 shares	$15.00	$1,500,000(1)	$176.55

(1)	Estimated solely for the purpose of calculating the registration fee. Previously paid.

The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

BlackRock Long-Term Municipal Advantage Trust

CROSS REFERENCE SHEET

Part A—Prospectus

Items in Part A of Form N		Location in Prospectus
Item 1.	Outside Front Cover	Cover Page
Item 2.	Cover Pages; Other Offering Information	Cover Page
Item 3.	Fee Table and Synopsis	Prospectus Summary; Summary of Trust Expenses
Item 4.	Financial Highlights	Not Applicable
Item 5.	Plan of Distribution	Cover Page; Prospectus Summary; Underwriting
Item 6.	Selling Shareholders	Not Applicable
Item 7.	Use of Proceeds	Use of Proceeds; The Trust’s Investments
Item 8.	General Description of the Registrant	The Trust; The Trust’s Investments; Risks; Description of Shares; Anti-Takeover Provisions in the Amended and Restated Agreement and Declaration of Trust; Closed-End Trust Structure;
Item 9.	Management	Management of the Trust; Custodian and Transfer Agent; Summary of Trust Expenses
Item 10.	Capital Stock, Long-Term Debt, and Other Securities	Description of Shares; Distributions; Dividend Reinvestment Plan; Anti-Takeover Provisions in the Amended and Restated Agreement and Declaration of Trust; Tax Matters
Item 11.	Defaults and Arrears on Senior Securities	Not Applicable
Item 12.	Legal Proceedings	Legal Opinions
Item 13.	Table of Contents of the Statement of Additional Information	Table of Contents for the Statement of Additional Information

Part B—Statement of Additional Information

Item 14.	Cover Page	Cover Page
Item 15.	Table of Contents	Cover Page
Item 16.	General Information and History	Not Applicable
Item 17.	Investment Objective and Policies	Investment Objective and Policies; Investment Policies and Techniques; Other Investment Policies and Techniques; Portfolio Transactions and Brokerage
Item 18.	Management	Management of the Trust; Portfolio Transactions and Brokerage
Item 19.	Control Persons and Principal Holders of Securities	Not Applicable
Item 20.	Investment Advisory and Other Services	Management of the Trust; Experts
Item 21.	Portfolio Managers	Management of the Trust
Item 22.	Brokerage Allocation and Other Practices	Portfolio Transactions and Brokerage
Item 23.	Tax Status	Tax Matters
Item 24.	Financial Statements	Financial Statements; Independent Auditors’ Report

Part C—Other Information

Items 25-34 have been answered in Part C of this Registration Statement

EXPLANATORY NOTE

This amendment to the Registration Statement of the Trust includes a supplement to the preliminary prospectus of the Trust included in the Registration Statement on Form N-2 filed with the Securities and Exchange Commission on December 28, 2005. The contents of the preliminary prospectus and statement of additional information included in the Registration Statement on Form N-2 filed with the Securities and Exchange Commission on December 28, 2005 and relating to the same offering (File No. 333-129767), and all amendments thereto, are incorporated herein by reference.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion
Supplement Dated February 17, 2006
To Preliminary Prospectus Dated December 28, 2005

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST

MANAGEMENT OF THE TRUST

The following revision is being made to the preliminary prospectus included in the Registration Statement on Form N-2 of BlackRock Long-Term Municipal Advantage Trust (the "Trust") filed with the Securities and Exchange Commission on December 28, 2005. The following language shall be added to the Trust's preliminary prospectus under the heading "Management of the Trust" and elsewhere as appropriate:

BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") announced on February 15, 2006 that they had reached an agreement to merge Merrill Lynch's investment management business, Merrill Lynch Investment Managers, with BlackRock, Inc. to create a new independent company. Merrill Lynch will have a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. ("PNC"), which currently holds a majority interest in BlackRock, Inc., will have approximately a 34% economic and voting interest. The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. Each of Merrill Lynch and PNC has agreed that it will vote all of its shares on all matters in accordance with the recommendation of BlackRock's board in order to assure its independence. Completion of the transaction is subject to various regulatory approvals, client consents, approval by BlackRock, Inc. shareholders and customary conditions. In the event it is determined that the transaction would constitute an assignment of the investment management agreement between the Trust and BlackRock Advisors, Inc. and the sub-investment advisory agreement by and among the Trust, BlackRock Advisors, Inc. and BlackRock Financial Management, Inc., the agreements would automatically terminate upon closing of the merger and new agreements would need to be approved by the board of trustees and shareholders of the Trust. BlackRock, Inc. believes and is discussing its views with the staff of the Securities and Exchange Commission that completion of the transaction should not cause an assignment of these agreements.

PROSPECTIVE INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PRELIMINARY PROSPECTUS FOR FUTURE REFERENCE

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 17th day of February 2006.

* Robert S. Kapito President and Chief Executive Officer

Name	Title

*	Trustee, President and Chief Executive Officer

Robert S. Kapito

*	Treasurer and Principal Financial Officer

Henry Gabbay

*	Trustee

Andrew F. Brimmer

*	Trustee

Richard E. Cavanagh

*	Trustee

Kent Dixon

Trustee

Frank J. Fabozzi

*	Trustee

Kathleen F. Feldstein

*	Trustee

R. Glenn Hubbard

*	Trustee

James Clayburn L Force, Jr.

*	Trustee

Walter F. Mondale

*	Trustee

Ralph L. Schlosstein

*By: /s/ Anne F. Ackerley	Attorney-in-fact

Anne F. Ackerley